Restatement of previously issued financial statements (Details 1) - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Current assets
Cash and cash equivalents	$ 2,804,096	$ 1,754,433		$ 4,759,711
Taxes and other receivables	35,732	25,831		9,572
Prepaid expenses	$ 191,633	245,038		$ 234,627
Deferred costs		550,119
Assets	$ 3,031,461	2,575,421		$ 5,003,910
Current liabilities
Accounts payable and accrued liabilities	372,763	762,265		244,906
Related party payables	38,774	90,820		54,960
Total of current liabilities	411,537	$ 853,085		299,866
Loan payable to Valent				276,439
Stock option liability	179,445	$ 179,445		217,759
Derivative liability	2,954,986	2,364,381		5,111,007
Liabilities	3,545,968	3,396,911		$ 5,905,071
Stockholders' accumulated deficit
Preferred stock Authorized 5,000,000 shares, $0.001 par value 278,530 Series A issued at June 30, 2015	278,530	$ 278,530
1 special voting share issued at June 30, 2015
Common stock Authorized 200,000,000 shares, $0.001 par value 39,455,931 issued at June 30, 2015	43,734	$ 39,456		$ 35,992
Additional paid-in capital	18,601,567	17,363,208		13,149,478
Warrants	777,255	89,432		151,451
Accumulated deficit	(20,236,771)	(18,613,294)		(14,259,260)
Accumulated other comprehensive income	21,178	21,178		21,178
Stockholders' equity, total	(514,507)	(821,490)		(901,161)
Liabilities and Equity	$ 3,031,461	2,575,421		5,003,910
Previously reported
Current assets
Cash and cash equivalents		1,754,433		4,759,711
Taxes and other receivables		25,831		9,572
Prepaid expenses		245,038		234,627
Deferred costs		550,119		5,003,910
Assets		2,575,421
Current liabilities
Accounts payable and accrued liabilities		762,265		244,906
Related party payables		90,820		54,960
Total of current liabilities		$ 853,085		299,866
Loan payable to Valent				276,439
Stock option liability		$ 179,445		217,759
Derivative liability		1,031,004	$ 3,458,662	3,329,367
Liabilities		2,063,534		$ 4,123,431
Stockholders' accumulated deficit
Preferred stock Authorized 5,000,000 shares, $0.001 par value 278,530 Series A issued at June 30, 2015		$ 278,530
1 special voting share issued at June 30, 2015
Common stock Authorized 200,000,000 shares, $0.001 par value 39,455,931 issued at June 30, 2015		$ 39,456		$ 35,992
Additional paid-in capital		17,500,008	13,982,362	13,286,278
Warrants		6,138,426	6,187,805	6,200,445
Accumulated deficit		(23,465,711)	(19,985,775)	(18,663,414)
Accumulated other comprehensive income		21,178		21,178
Stockholders' equity, total		511,887		880,479
Liabilities and Equity		$ 2,575,421		$ 5,003,910
Restatement adjustments
Current assets
Cash and cash equivalents
Taxes and other receivables
Prepaid expenses
Deferred costs
Assets
Current liabilities
Accounts payable and accrued liabilities
Related party payables
Total of current liabilities
Loan payable to Valent
Stock option liability
Derivative liability		$ 1,333,377	1,976,015	$ 1,781,640	$ 5,113,500
Liabilities		$ 1,333,377		$ 1,780,640
Stockholders' accumulated deficit
Preferred stock Authorized 5,000,000 shares, $0.001 par value 278,530 Series A issued at June 30, 2015
1 special voting share issued at June 30, 2015
Common stock Authorized 200,000,000 shares, $0.001 par value 39,455,931 issued at June 30, 2015
Additional paid-in capital		$ (136,800)	(136,800)	$ (136,800)
Warrants		(6,048,994)	(6,048,994)	(6,048,994)	$ 6,288,594
Accumulated deficit		$ 4,852,417	$ 4,209,779	$ 4,404,154	$ 1,175,094
Accumulated other comprehensive income
Stockholders' equity, total		$ (1,333,377)		$ (1,781,640)
Liabilities and Equity